Retirement Benefits - Narrative (Details) $ in Millions		1 Months Ended	12 Months Ended
	Mar. 31, 2015	Apr. 30, 2015	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) VEF / $	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) participant VEF / $	Dec. 31, 2013	Mar. 31, 2016 VEF / $
Defined Benefit Plan Disclosure [Line Items]
Benefit plan experience gains (losses)				$ 12.6	$ 4.4	$ (134.3)
Estimated contributions				$ 6.6
Discount percent				50.00%
Defined contribution plan maximum annual contribution per employee percent	1.00%	1.50%
Pension plan
Defined Benefit Plan Disclosure [Line Items]
Experience loss				$ 29.9
Prior service cost (credit)				0.1
Settlement loss				3.1	5.7	$ 62.4
Projected benefit payments				333.5
UMWA obligation increase due to Cadillac plan excise tax				(21.1)	(44.5)
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation				845.9	844.8
Number of participants | participant						4,300
Settlement loss				0.0	0.0	$ 56.1
Projected benefit payments				257.6
UMWA obligation increase due to Cadillac plan excise tax				(12.1)	(24.5)
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation				232.3	226.5
Settlement loss				3.1	5.7	$ 6.3
Estimated contributions				10.9
Projected benefit payments				75.9
UMWA obligation increase due to Cadillac plan excise tax				(9.0)	(20.0)
Nonqualified U.S. pension plan
Defined Benefit Plan Disclosure [Line Items]
Estimated contributions				0.9
Retirement benefits other than pension
Defined Benefit Plan Disclosure [Line Items]
Projected benefit payments				162.3
UMWA obligation increase due to Cadillac plan excise tax				(30.4)	$ (11.6)
UMWA Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit payments				$ 141.9
Black lung health care cost trend rate				7.00%	7.00%
Black lung health care cost ultimate rate				5.00%
UMWA obligation increase due to Cadillac plan excise tax				$ (19.2)	$ (11.7)
Black Lung and Other Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit payments				20.4
Black lung health care cost trend rate					5.00%
UMWA obligation increase due to Cadillac plan excise tax				$ (11.2)	$ 0.1
Canada Plan
Defined Benefit Plan Disclosure [Line Items]
Black lung health care cost trend rate				7.00%
Black lung health care cost ultimate rate				5.00%
Brazil Plan
Defined Benefit Plan Disclosure [Line Items]
Black lung health care cost trend rate				3.00%
UMWA Excise Tax
Defined Benefit Plan Disclosure [Line Items]
Excise tax percent				40.00%
UMWA obligation increase due to Cadillac plan excise tax				$ 19.4	$ 15.1
Forecast | Retirement benefits other than pension
Defined Benefit Plan Disclosure [Line Items]
Experience loss			$ 21.2
Prior service cost (credit)			$ (2.9)
Structured credit(i) (m)
Defined Benefit Plan Disclosure [Line Items]
Required notice				65 days
Structured credit(i) (m) | Pension plan
Defined Benefit Plan Disclosure [Line Items]
Lockup provision							2 years
Structured credit(i) (m) | UMWA Plans
Defined Benefit Plan Disclosure [Line Items]
Lockup provision						2 years
Energy debt(l) (m)
Defined Benefit Plan Disclosure [Line Items]
Required notice				95 days
Energy debt(l) (m) | UMWA Plans
Defined Benefit Plan Disclosure [Line Items]
Lockup provision					3 years
Hedge fund of funds
Defined Benefit Plan Disclosure [Line Items]
Required notice				95 days
Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Unfunded commitments				$ 14.0
Venezuela
Defined Benefit Plan Disclosure [Line Items]
Exchange rate remeasurement | VEF / $				674		6.3		273
Venezuela | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation				$ 4,400.0
Projected benefit payments				$ 4,327.8